Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Cash flows from operating activities:
Net loss	$ (13,838,227)	$ (4,317,642)	$ (4,589,478)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	107,940	58,762	9,421
Allowance for expected credit losses, net of reversal	36,846	98,022	7,668
Amortization of intangible assets	1,015,553
Amortization of operating lease right-of-use assets and interest of lease liabilities	102,141	106,973	72,816
Share based compensation expenses	4,529,716	1,684,642	1,871,499
Loss on disposal of property and equipment		15,319
Gain on disposal of investment in equity securities	(14,107)
Fair value loss on securities investment	11,139
Deferred tax benefits	(21,911)	(21,193)	(2,497)
Change in operating assets and liabilities:
Receivables from broker-dealers and clearing organizations	(5,160,856)	(493,994)	4,012,562
Receivables from customers	(1,936,441)	(469,439)	1,253,197
Inventories, net	(951,434)
Prepayments and other assets, net	3,327,875	607,790	(6,312,352)
Income tax recoverable	(4,118)
Payables to customers	7,523,219	1,382,549	(1,513,641)
Payables to broker-dealers and clearing organizations	1,072,567	90,393	(1,898,448)
Contract liabilities	158,122
Operating lease liabilities	(123,016)	(102,636)	(70,534)
Income tax payable	(63,705)	47,863	15,856
Accrued expenses and other liabilities	(5,637)	164,017	53,161
Net cash used in operating activities	(4,234,334)	(1,148,574)	(7,090,770)
Cash flows from investing activities:
Purchases of property and equipment	(104,711)	(218,235)	(1,448)
Settlement of outstanding payment obligation assumed in respect of intangible assets	(1,127,174)
Consideration paid for acquisition of subsidiary accounted for as an assets acquisition	(5,050,000)
Acquisition of equity securities	(192,138)
Proceeds from disposal of equity securities	163,830
Net cash used in investing activities	(6,310,193)	(218,235)	(1,448)
Cash flows from financing activities:
Proceeds from issuance of common shares pursuant to IPO, net of issuance cost			10,133,680
Proceeds from issuance of common shares, net of issuance cost	20,641,722
Payments of offering costs related to IPO			(435,835)
(Repayment to) financings obtained from related parties	(242,724)	263,485
Financing provided to a related party			(3,895)
Net cash provided by financing activities	20,398,998	263,485	9,693,950
Effect of exchange rate changes on cash and restricted cash	(216,714)	50,746	19,270
Net increase (decrease) in cash and restricted cash	9,637,757	(1,052,578)	2,621,002
Cash and restricted cash, beginning of year	7,885,624	8,938,202	6,317,200
Cash and restricted cash, end of year	17,523,381	7,885,624	8,938,202
Reconciliation of cash and restricted cash to the consolidated balance sheets
Cash	6,830,477	624,583	2,665,852
Restricted cash	10,692,904	7,261,041	6,272,350
Total cash and restricted cash	17,523,381	7,885,624	8,938,202
Supplemental non-cash investing and financing activities
Acquisition of assets by issuance of ordinary shares	5,700,000
Deferred IPO cost charged to additional paid-in capital			2,156,587
Issuance costs charged to additional paid-in capital	622,976
Operating lease right-of-use assets obtained in exchange for operating lease Liabilities			288,928
Supplemental disclosures of cash flow information:
Cash paid for taxes, net	$ 66,949	$ 16,565